Short-Term Investments - Estimated Fair Value of Available-for-sale Investments by Contractual Maturity (Detail) (Government debentures [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Available-for-sale government debentures, Cost	$ 3,076	$ 7,761
Available-for-sale government debentures, Market Value	3,183	7,835
Matures in one year [Member]
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Available-for-sale government debentures, Cost		4,913
Available-for-sale government debentures, Market Value		4,913
Matures in more than five years [Member]
Fair Value Measurements Maturity Dates Of Investments [Line Items]
Available-for-sale government debentures, Cost	3,076	2,848
Available-for-sale government debentures, Market Value	$ 3,183	$ 2,922